LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Policyholder Account Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	$ 71
Ending balance	277	$ 71
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	267	8,461
Beginning balance at original discount rate	(962)
Ending balance at original discount rate	357	(962)
Ending balance	1,042	267
Net liability for future policy benefits	15,935	18,108
Less: Reinsurance recoverable			$ 2,209
Net liability for future policy benefits, after reinsurance recoverable			6,252
Term
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	1,359	1,802
Term | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance		1,974
Less: Reinsurance recoverable			372
Net liability for future policy benefits, after reinsurance recoverable			1,602
Term | Protection Solutions | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	2,472	2,476
Beginning balance at original discount rate	1,854	1,750
Effect of changes in cash flow assumptions		204	69
Effect of actual variances from expected experience		30	16
Adjusted beginning of year balance		2,088	1,835
Issuances	76	111
Interest accrual	97	92
Net premiums collected	(192)	(184)
Ending balance at original discount rate	2,069	1,854
Effect of changes in discount rate assumptions	21	618
Ending balance	2,090	2,472
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	4,274	4,450
Beginning balance at original discount rate	3,225	3,165
Effect of changes in cash flow assumptions		221	69
Effect of actual variances from expected experience		30	11
Adjusted beginning of period balance		3,476	3,245
Issuances	83	117
Interest accrual	166	167
Benefits payments	349	304
Ending balance at original discount rate	3,376	3,225
Effect of changes in discount rate assumptions	73	1,049
Ending balance	3,449	4,274
Net liability for future policy benefits	1,359	1,802
Less: Reinsurance recoverable	(209)	(325)
Net liability for future policy benefits, after reinsurance recoverable	$ 1,150	$ 1,477
Weighted-average duration of liability for future policyholder benefits (years)	7 years	7 years 6 months
Payout - Non-Legacy
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	$ 828	$ 1,114
Payout - Non-Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		0
Adjusted beginning of year balance		0
Issuances	0
Interest accrual	0
Net premiums collected	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,547
Beginning balance at original discount rate	2,400	1,993
Effect of changes in cash flow assumptions		(2)	4
Effect of actual variances from expected experience		(3)	9
Adjusted beginning of period balance		2,395	2,006
Issuances		490
Interest accrual		61
Benefits payments		157
Ending balance at original discount rate	3,024	2,400
Effect of changes in discount rate assumptions		147
Ending balance	2,689	2,547
Net liability for future policy benefits		2,547
Less: Reinsurance recoverable		(142)
Net liability for future policy benefits, after reinsurance recoverable		$ 2,405
Weighted-average duration of liability for future policyholder benefits (years)		8 years 4 months 24 days
Payout - Non-Legacy | GMxB Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,547	$ 2,250
Issuances	758
Interest accrual	63
Benefits payments	192
Effect of changes in discount rate assumptions	(335)
Ending balance		2,547
Net liability for future policy benefits	2,689
Less: Reinsurance recoverable	(466)
Net liability for future policy benefits, after reinsurance recoverable	2,223
Payout - Non-Legacy | Non Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0	0
Beginning balance at original discount rate	$ 0	0
Effect of changes in cash flow assumptions			0
Effect of actual variances from expected experience			0
Adjusted beginning of year balance			0
Issuances		0
Interest accrual		0
Net premiums collected		0
Ending balance at original discount rate		0
Effect of changes in discount rate assumptions		0
Ending balance		0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Weighted-average duration of liability for future policyholder benefits (years)	8 years 1 month 6 days
Payout-Legacy
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	$ 2,689	2,547
Payout-Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,114
Issuances	23
Interest accrual	40
Benefits payments	98
Effect of changes in discount rate assumptions	(17)
Ending balance		1,114
Net liability for future policy benefits	828
Less: Reinsurance recoverable	0
Payout-Legacy | GMxB Legacy | Operating Segments
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of year balance		0	0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,114	1,158
Beginning balance at original discount rate	883	883
Effect of changes in cash flow assumptions		(2)	34
Effect of actual variances from expected experience		(1)	(8)
Adjusted beginning of period balance		880	909
Issuances		26
Interest accrual		40
Benefits payments		92
Ending balance at original discount rate	845	883
Effect of changes in discount rate assumptions		231
Ending balance	828	1,114
Net liability for future policy benefits		1,114
Less: Reinsurance recoverable		0
Net liability for future policy benefits, after reinsurance recoverable	$ 828	$ 1,114
Weighted-average duration of liability for future policyholder benefits (years)	9 years 6 months	9 years 7 months 6 days
Group Pension
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	$ 523	$ 683
Group Pension | Corporate and Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		0	0
Adjusted beginning of year balance		0	0
Issuances	0	0
Interest accrual	0	0
Net premiums collected	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Ending balance	0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	683	780
Beginning balance at original discount rate	632	686
Effect of changes in cash flow assumptions		0	(2)
Effect of actual variances from expected experience		1	1
Adjusted beginning of period balance		633	685
Issuances	0	0
Interest accrual	21	23
Benefits payments	71	76
Ending balance at original discount rate	583	632
Effect of changes in discount rate assumptions	(60)	51
Ending balance	523	683
Net liability for future policy benefits	523	683
Less: Reinsurance recoverable	1	0
Net liability for future policy benefits, after reinsurance recoverable	$ 524	$ 683
Weighted-average duration of liability for future policyholder benefits (years)	7 years 2 months 12 days	7 years 2 months 12 days
Health
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	$ 1,560	$ 2,070
Health | Corporate and Other
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Beginning balance	22	35
Beginning balance at original discount rate	19	29
Effect of changes in cash flow assumptions		(10)	0
Effect of actual variances from expected experience		(16)	(8)
Adjusted beginning of year balance		(7)	21
Issuances	0	0
Interest accrual	0	1
Net premiums collected	1	(3)
Ending balance at original discount rate	(6)	19
Effect of changes in discount rate assumptions	0	3
Ending balance	(6)	22
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	2,092	2,334
Beginning balance at original discount rate	1,915	2,028
Effect of changes in cash flow assumptions		(5)	0
Effect of actual variances from expected experience		(13)	(4)
Adjusted beginning of period balance		1,897	2,024
Issuances	0	0
Interest accrual	61	65
Benefits payments	163	174
Ending balance at original discount rate	1,795	1,915
Effect of changes in discount rate assumptions	(241)	177
Ending balance	1,554	2,092
Net liability for future policy benefits	1,560	2,070
Less: Reinsurance recoverable	(1,242)	(1,641)
Net liability for future policy benefits, after reinsurance recoverable	$ 318	$ 429
Weighted-average duration of liability for future policyholder benefits (years)	8 years 8 months 12 days	8 years 10 months 24 days
UL
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for future policy benefits	$ 1,119	$ 1,082
UL | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	1,082	1,013
Beginning balance at original discount rate	1,076	1,005
Effect of changes in cash flow assumptions	1,135	1,076
Effect of actual variances from expected experience		25	8
Adjusted beginning of period balance		1,109	$ 1,009
Interest accrual	49	45
Benefits payments	(91)	(63)
Ending balance at original discount rate		1,076
Ending balance	1,120	1,082
Net liability for future policy benefits	1,120	1,082
Less: Reinsurance recoverable	(562)	(547)
Net liability for future policy benefits, after reinsurance recoverable	$ 558	$ 535
Weighted-average duration of liability for future policyholder benefits (years)	22 years	23 years 2 months 12 days